CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
CONTINGENT LIABILITIES [Abstract]
CONTINGENT LIABILITIES
25.	CONTINGENT LIABILITIES

(a)	Outdoor advertisement registration certificate

On May 22, 2006, the State Administration for Industry and Commerce, or the SAIC, a governmental authority in the PRC, amended the Provisions on the Registration Administration of Outdoor Advertisements, or the new outdoor advertisement provisions. Pursuant to the amended outdoor advertisement provisions, advertisements placed inside or outside of the "departure halls" of airports are treated as outdoor advertisements and must be registered in accordance with the local SAIC by "advertising distributors". To ensure that the Group's airport operations comply with the applicable PRC laws and regulations, the Group is in the process of making inquiries with the local SAICs in the cities in which the Group has operations or intends to operate with respect to the application for an advertising registration certificate. However, the local SAICs with whom the Group consulted have expressed different views on whether the advertisements shown on the Group's digital TV screens should be regarded as outdoor advertisements and how to register those advertisements. As of the date of these consolidated financial statements, the Group has registered and received outdoor advertising licenses for our advertisements in Beijing Capital International Airport, Shanghai Pudong International Airport, Shanghai Hongqiao Airport, and Shenyang Taoxian International Airport, and Changchun Longjia International Airport, and registrations have been approved by the SAIC offices in four other cities and provinces where the Group has operations for advertisements in the airports of those regions. Some local SAICs need more time to consider the implementation of the new outdoor advertising provisions and some SAICs do not require the Group to register. The Group intends to register with the relevant SAICs if the Group is required to do so, but the Group cannot assure that the Group will obtain the registration certificate in compliance with the new outdoor advertisement provisions due to the uncertainty in the implementation and enforcement of the regulations promulgated by the SAIC. If the requisite registration is not obtained, the relevant local SAICs may require the Group to forfeit advertising income earned, impose administrative fines of up to $5. They may also require the Group to discontinue advertisements at airports where the requisite advertising registration is not obtained, which may result in a breach of one or more of the Group's agreements with the Group's advertising clients and materially and adversely affect the Group's business and results of operations. As of December 31, 2016, the Group did not record a provision for this matter as management believes the possibility of an adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. However, it is not possible for the Group to predict the ultimate outcome and the possible range of the potential impact of failure to obtain such disclosed registrations and approvals primarily due to the lack of relevant data and information in the market in this industry in the past.

(b)	Approval for non-advertising content

A majority of the digital frames and digital TV screens in the Group's network include programs that consist of both advertising content and non-advertising content. On December 6, 2007, the State Administration of Radio, Film or Television, or the SARFT, a governmental authority in the PRC, issued the Circular regarding Strengthening the Management of Public Audio-Video in Automobiles, Buildings and Other Public Areas, or the SARFT Circular. According to the SARFT Circular, displaying audio-video programs such as television news, films and television shows, sports, technology and entertainment through public audio-video systems located in automobiles, buildings, airports, bus or train stations, shops, banks and hospitals and other outdoor public systems must be approved by the SARFT. The Group intends to obtain the requisite approval of the SARFT for the Group's non-advertising content, but the Group cannot assure that the Group will obtain such approval in compliance with this new SARFT Circular, or at all. In January 2014, the Group entered into a strategic alliance with China Radio International Oriental Network (Beijing) Co., Ltd ("CRION"), which manages the internet TV business of China International Broadcasting Network, to operate the CIBN-AirMedia channel for broadcast network TV programs to air travellers in China. According to the terms of the cooperation arrangement with CRION, during the cooperation period from March 28, 2014 to March 27, 2024, CRION shall obtain and, from time to time, be responsible for obtaining any approval, license and consent regarding the regulation of broadcasting and television from relevant authorities.

There is no assurance that CRION will be able to obtain or maintain the requisite approval or the Group will be able to renew the contract with CRION when they expire. If the requisite approval is not obtained, the Group will be required to eliminate non-advertising content from the programs included in the Group's digital frames and digital TV screens and advertisers may find the Group's network less attractive and be unwilling to purchase advertising time slots on the Group's network. As of December 31, 2016, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. However, it is not possible for the Group to predict the ultimate outcome and the possible range of the potential impact of failure to obtain such disclosed registrations and approvals primarily due to the lack of relevant data and information in the market in this industry in the past.

(c)	Class action

The Company and two of its officers were named as defendants in a putative securities class action filed on June 25, 2015 in the U.S. District Court for the Southern District of New York: Huang v. AirMedia Group Inc. et al., Civil Action No. 1:15-CV-04966-ALC (S.D.N.Y.). The complaint in this putative class action alleges that certain of the defendants' financial statements and other public statements and disclosures contained misstatements or omissions, including with respect to the alleged sale of an equity interest in the Company's advertising subsidiary, in violation the U.S. securities laws. The complaint states that plaintiffs seek to represent a class of persons who allegedly suffered damages as a result of their trading activities related to the Company's ADRs between April 15 and June 15, 2015, and alleges violations of Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. On November 10, 2015, the Court appointed China Xiayuan Transportation Co. Ltd. as the lead plaintiff and appointed a lead counsel. On January 15, 2016, the lead plaintiff filed an amended complaint, advancing similar allegations and claims as the previously filed complaint and seeking to represent a class of persons who allegedly suffered damages as a result of their trading activities related to the Company's ADRs between April 7 and June 15, 2015. On February 5, 2016, the Company filed a letter pursuant to the judge's individual practice rules, in which the Company identified the bases for its anticipated motion to dismiss the amended complaint and requested a pre-motion conference. On February 10, 2016, the lead plaintiff filed a letter in response to the Company's February 5, 2016 letter. On February 11, 2016, the court denied the request for a pre-motion conference, and ordered the following briefing schedule: the Company should file its motion to dismiss by March 10, 2016, with the plaintiffs' opposition due by April 7, 2016, and the Company's reply due by April 21, 2016. On March 10, 2016, the Company and one of its officers filed a motion to dismiss the Amended Complaint.   On April 21, 2016, the Filing Defendants filed a reply to the lead plaintiff’s opposition. On March 27, 2017, the Court granted the motion to dismiss and entered a judgment dismissing the Amended Complaint with prejudice. As of December 31, 2016, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements.

(d)	AM Advertising Dispute

AM Shengshi had served a legal letter, dated June 29, 2016 (the “Legal Letter”), on Longde Wenchuang and Culture Center to challenge the proposed transfers by Longde Wenchuang and Cultural Center of their equity interests in AM Advertising to Shanghai Golden Bridge InfoTech Co., Ltd. (stock code: 603918), a PRC company with its shares listed on the Shanghai Stock Exchange (“Golden Bridge”). As of the date of the Legal Letter, AM Shengshi held 24.84% of the equity interests in AM Advertising. Longde Wenchuang and Culture Center held 28.57% and 46.43%, respectively, of the equity interests in AM Advertising. On June 14, 2016, Longde Wenchuang and Culture Center entered into an equity interest transfer agreement with Golden Bridge to transfer 75% equity interests in AM Advertising to Golden Bridge in consideration for shares in Golden Bridge (the “Transfer”). Neither of Longde Wenchuang and Culture Center sought consent from AM Shengshi with respect to the Transfer in accordance with the provisions of the Company Law of the People’s Republic of China (the “Company Law”). In the Legal Letter, AM Shengshi challenges the validity of the Transfer on the ground that it violated the statutory right of first refusal of AM Shengshi under the Company Law. Subsequent to the Company’s legal letter, Golden Bridge ceased acquisition of 75% equity interest of AM Advertising from Longde Wenchuang and Culture Center. Longde Wenchuang and Culture Center further dismissed the Group’s representative from Co-CEO position of AM Advertising.

On September 2, 2016, the Group received notice (the “September 2, 2016 Notice”) from the China International Economic and Trade Arbitration Commission (the “CIETAC”) that the Company, AM Technology, AM Shengshi and Mr. Herman Man Guo (collectively, the “Respondents”) were named as respondents by the Culture Center in an arbitration proceeding submitted by the Culture Center to the CIETAC in connection with the sale by the Company of 75% equity interests in AM Advertising to Culture Center and Longde Wenchuang in June 2015. Culture Center seeks specific performance by the Respondents of certain obligations under the transaction documents, which include, among other things, (i) the pledge by AM Shengshi and Mr. Guo of their respective equity interests in AM Advertising to Culture Center as security for their obligations under the transaction documents, (ii) the use of best efforts by the Respondents to cooperate with the Culture Center and Longde Wenchuang to procure the listing of AM Advertising in China and (iii) the performance by the Company and Mr. Guo of their respective non-compete obligations to refrain from holding, operating, or otherwise participating in any business that is the same or substantially the same as that of AM Advertising. The Company believes the arbitration request is without merit and intends to defend the actions vigorously. However, no assurances can be provided that the Company will prevail in this arbitration proceeding.In response to the September 2, 2016 Notice, the Group filed a notice against Culture Center to CIETAC for their breach of contract.

As a result of the above disputes, the Group is no longer able to exercise significant influence in operating and strategic decision of AM Advertising and cannot access to AM Advertising’s financial information. Accordingly, the Group accounted its investment in AM Advertising using cost method (see Note 6) for the year ended December 31, 2016. AM Advertising and its subsidiaries are no longer related parties to the Group. As of December 31, 2016, the Group treated the provision for earnout commitment of $23,549 as contingent liability and did not record any additional provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements.

(e)	AM Shengshi Equity Transfer

Mr. Xiaoya Zhang, a former shareholder of AM Shengshi, had initiated legal proceedings against Mr. Qing Xu, a director and the executive president of the Company, with respect to the transfers by Mr. Zhang of his equity interests in the company to Mr. Xu. In December 2015, AM Shengshi received an equity interest transfer agreement (the “AM Shengshi SPA”), dated December 4, 2015, by and between Mr. Xiaoya Zhang and Mr. Qing Xu, pursuant to which Mr. Zhang agrees to transfer 8.2% equity interests in AM Shengshi to Mr. Xu for RMB82,000 (the “AM Shengshi Equity Transfer”). The AM Shengshi Equity Transfer was completed in December 2015. In February 2016, Mr. Zhang initiated legal proceedings in a court in China against Mr. Xu, challenging the authenticity of his signatures to the AM Shengshi SPA and consequently the validity of AM Shengshi Equity Transfer. On February 14, 2017, the court’s final decision supported Mr. Xiaoya Zhang’s claim. The Group then further filed an arbitration against Mr.Xiaoya Zhang on April 21, 20117, which is under the process. However, none of the Company or AM Shengshi is a party to the AM Shengshi SPA. As of the date of this Report, none of the Company or AM Shengshi is named as a party in those legal proceedings. However, due to the uncertainty of the outcome of these proceedings, there is no assurance that they will not result in material adverse effect on the Group, substantial costs by the Group and/or the diversion of its resources and management attention. As of December 31, 2016, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements.